Financial Risk Management (Financial Risk Factors, Schedule of Interest Rate Financial Instruments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	¥ 889,413	¥ 5,112,010	¥ 6,916,408	¥ 7,449,699
Borrowings	(2,250,000)	(2,259,800)
Lease liabilities	(16,251)	(4,613)
Not later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	(1,550,000)	(1,559,800)
Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	(1,550,000)	(1,500,000)
Lease liabilities	(16,251)	(4,613)
Financial instruments fixed interest rate bearing value	4,733,749	11,345,387
Fixed interest rate [member] | Not later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Time deposits with maturity less than one year	3,000,000	7,350,000
Fixed interest rate [member] | Later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Time deposits with maturity more than one year	3,300,000	5,500,000
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	889,413	5,112,010
Borrowings	(700,000)	(759,800)
Financial instruments variable interest rate bearing value	¥ 189,413	¥ 4,352,210